UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012

Check here if Amendment;         Amendment Number:  [ ]
This Amendment (Check only one.):        [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Arthur J. Gallagher & Co.
Address:          Two Pierce Place
                  Itasca, Illinois 60143


Form 13F File Number:      28-14530
                           --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                April J. Hanes-Dowd
         Title:               Assistant Secretary
         Phone:               (630) 773-3800

Signature, Place, and Date of Signing:


/s/ April J. Hanes-Dowd        Itasca, Illinois      February 13, 2013
-----------------------       ------------------     -----------------
       [Signature]              [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

None.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      2
                                                  -----------------

Form 13F Information Table Entry Total:                 6
                                                  -----------------

Form 13F Information Table Value Total:           $    391,638
                                                   ----------------
                                                      (thousands)



List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1          28-14533                           Gallagher Fiduciary Advisors, LLC

2          28-14532                           Gallagher Benefit Services, Inc.



        December 31, 2012


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                Value    Shares/    Sh/ Put/  Investment  Other
      Name of Issuer            Class    CUSIP    (x$1000)  Prn Amt    Prn Call  Discretion  Managers Sole    Shared    None
      --------------            -----    -----    -------- -------    --- ----  ----------- -------- ----    ------    ----
Clear Channel Outdoor
   Holdings                    CL A     18451C109     1,760    244,613  SH       DEFINED     1, 2                          244,613
General Motors Company        W EXP
                            7/10/2019   37045V126    32,117  2,576,233  SH       DEFINED     1, 2     N/A      N/A         N/A
Franklin Resources Inc.       COM       354613101   103,650    824,579  SH       DEFINED     1, 2              824,579
Kaiser Aluminum Corporation   COM       483007704     8,712    141,221  SH       DEFINED     1, 2  141,221
PPG Industries Inc.           COM       693506107   244,213  1,804,305  SH       DEFINED     1, 2            1,804,305
USEC Inc.                     COM       90333E108     1,186  2,182,585  SH       DEFINED     1, 2                        2,182,585


REPORT SUMMARY         6    DATA RECORDS     $391,638        ALL OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED - 2